Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On September 9, 2024, the registrant filed a Registration Statement on Form F-1 (Registration No. 333-282004), which was amended on October 29, 2024, and declared effective by the United States Securities and Exchange Commission on November 27, 2024 (as amended and supplemented, the “Registration Statement”).This Post-Effective Amendment No. 1 to Form F-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 20-F for the year ended December 31, 2024 and certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Rezolve AI plc
Entity Central Index Key	0001920294
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Local Phone Number	204 625 9700
City Area Code	+44
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10016
Contact Personnel Name	Cogency Global Inc.
Local Phone Number	947-7200
City Area Code	212